Capital Requirements and Restriction on Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2020
Capital Requirements And Restriction On Retained Earnings [Abstract]
Actual Capital Levels and Minimum Required Capital Levels

The Company’s and Civista’s actual capital levels and minimum required capital levels at December 31, 2020 and 2019 were as follows:

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Purposes
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2020
Total Risk Based Capital
Consolidated	$307,504	16.0%	$153,810	8.0%	n/a	n/a
Civista	277,429	14.4	153,765	8.0	$192,206	10.0%
Tier I Risk Based Capital
Consolidated	283,459	14.7	115,358	6.0	n/a	n/a
Civista	252,304	13.1	115,323	6.0	153,765	8.0
CET1 Risk Based Capital
Consolidated	254,032	13.2	86,518	4.5	n/a	n/a
Civista	241,891	12.6	86,493	4.5	124,934	6.5
Leverage
Consolidated	283,459	10.8	105,279	4.0	n/a	n/a
Civista	252,304	9.6	105,029	4.0	131,286	5.0
2019
Total Risk Based Capital
Consolidated	$285,268	16.1%	$141,506	8.0%	n/a	n/a
Civista	250,920	14.2	141,445	8.0	$176,807	10.0%
Tier I Risk Based Capital
Consolidated	270,501	15.3	106,129	6.0	n/a	n/a
Civista	235,094	13.3	106,084	6.0	141,445	8.0
CET1 Risk Based Capital
Consolidated	241,074	13.6	79,597	4.5	n/a	n/a
Civista	224,653	12.7	79,563	4.5	114,924	6.5
Leverage
Consolidated	270,501	12.3	87,652	4.0	n/a	n/a
Civista	235,094	10.8	87,362	4.0	109,203	5.0